Fees Summary	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 185,130,000.00
Previously Paid Amount	138.10
Total Fee Amount	25,566.45
Total Offset Amount	1,234.47
Net Fee	$ 24,193.88
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A